Note 8 - Mineral Property Interests	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
8.	Mineral property interests

(b)	Nunavut exploration projects

Committee Bay

The Company, through its wholly owned subsidiary North Country, owns a
100%
interest in the Committee Bay project located in Nunavut, Canada. The Committee Bay project includes more than
380,000
hectares situated along the Committee Bay Greenstone Belt located within the Western Churchill Province of Nunavut. The Committee Bay project is subject to a
1%
Net Smelter Royalty (“NSR”) on gold production, with certain portions subject to an additional
1.5%
NSR. The
1.5%
NSR is payable on only
7,596
hectares and can be purchased by the Company within
two
years of commencement of commercial production for
$2,000
for each
one
-
third
(
0.5%
) of the NSR.

Gibson MacQuoid

During the year ended
December 31, 2017,
the Company acquired prospecting permits along the Gibson MacQuoid greenstone belt in Nunavut, Canada. The permits are located between the Meliadine deposit and Meadowbank mine and cover approximately
120
km of strike length of the prospective greenstone belt and greater than
350,000
hectares collectively.

(b)	Homestake Ridge

The Company, through its wholly owned subsidiary Homestake, owns a
100%
interest in the Homestake Ridge project subject to various royalty interests held by third
parties
not
exceeding
2%.
The project covers approximately
7,500
hectares and is located in the Kitsault Mineral district in north western British Columbia. The project is being explored as a potential high-grade underground mining operation.

(c)	Peruvian exploration projects

Huilacollo

On
June 2, 2016,
the Company acquired the rights to the Huilacollo epithermal property in the Tacna province of southern Peru, which is comprised of
2,000
hectares of intense hydrothermal alteration. The rights were acquired through an option agreement (the “Huilacollo Option”) with a local Peruvian company, Inversiones Sol S.A.C., under which the Company may
acquire
100%
interest, subject to a
1.5%
NSR on precious metals buyable for
US$2.5
million and a
2.5%
NSR on base metals buyable for
US$7.0
million, through a combination of work expenditures and cash payments as outlined in the table below.

Due Dates	Payment Status	Property Payments (in ‘000 US$)	Work Expenditures (in ‘000 US$)
Effective Date (May 11, 2016)	PAID	250	-
May 11, 2018		500	2,000
May 11, 2019		-	3,000
May 11, 2020		250	-
May 11, 2021		250	2,000
May 11, 2022		7,500	-
Total		8,750	7,000

During the year ended
December 31, 2017
the Company acquired the rights to certain mineral claims adjacent to Huilacollo property known as Andamarca claims and Tacora claims. Under the terms of the acquisition agreements, the Company paid
US$0.65
  million on transferring the concessions in favour of Corisur. The Andamarca concession is subject to a
1.5%
NSR of which
50%
is buyable for
US$2.5
million and the Tacora concession is subject to a
0.5%
NSR of which
50%
is buyable for
US$0.5
million.

Sombrero

On
June 28, 2016,
the Company entered into an option agreement (the “Sombrero Option”) with Alturas Minerals Corp (“Alturas”) to acquire an
80%
or
100%
interest in the Sombrero copper-gold property located in southern Peru. In order to exercise the Sombrero Option and acquire an
80%
interest in the project, the Company must incur
US$2.1
million in work expenditures within a
five
-year period and has made cash payments totalling
US$0.2
million. Upon the Company’s completion of the requirements to earn an
80%
interest in the Sombrero Project, the parties shall form a customary
80:20
Joint Venture. For a period of
one
year after the formation of the Joint Venture, Alturas’
20%
interest shall be “free carried” and the Company shall have a right to acquire the remaining
20%
for
US$5.0
million.

Baños del Indio

On
September 26, 2016,
the Company announced it had entered into an option agreement (the “Baños Option”) with a local Peruvian company, Exploandes S.A.C to earn a
100%
interest in the Baños del Indio gold project located in the Tacna province of southern Peru, just
10
km to the north of the Company’s Huilacollo project.

Under the Baños Option, the Company
may
acquire a
100%
interest, subject to a
3.0%
NSR (
50%
being buyable for US$
6.0
million), through a combination of work expenditures and cash payments as detailed in the table below.

Due Dates	Payment Status	Property Payments (in ‘000 US$)	Work Expenditures (in ‘000 US$)
Effective Date (September 22, 2016)	PAID	100	-
September 22, 2017	PAID	100	200
September 22, 2018		100	250
September 22, 2019		200	1,000
September 22, 2020		150	2,000
September 22, 2021		2,500	-
Total		3,150	3,450

(d)	Costs capitalized as mineral property interests:

The following is a breakdown of the mineral property interest costs as at
December 31, 2017
and
2016:

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Mineral property acquisition costs	$18,725	$16,060	$1,265	$36,050
Exploration and evaluation costs	20,740	142	1,883	22,765
Balance at December 31, 2016	$39,465	$16,202	$3,148	$58,815

Mineral property acquisition costs	$18,681	$16,060	$2,517	$37,258
Exploration and evaluation costs	44,248	7,070	7,410	58,728
Balance at December 31, 2017	$62,929	$23,130	$9,927	$95,986

For the years ended
December 31, 2017
and
2016,
the Company’s mineral property acquisition costs are broken down as follows:

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Balance at December 31, 2015	$18,065	$-	$406	$18,471
Additions	39	16,060	839	16,938
Change in estimate of provision for site reclamation and closure (note 11)	621	-	-	621
Currency translation adjustment	-	-	20	20
Balance at December 31, 2016	$18,725	$16,060	$1,265	$36,050
Additions	80	-	1,308	1,388
Change in estimate of provision for site reclamation and closure (note 11)	(124)	-	-	(124)
Currency translation adjustment	-	-	(56)	(56)
Balance at December 31, 2017	$18,681	$16,060	$2,517	$37,258

For the years ended
December 31, 2017
and
2016,
the Company’s exploration and evaluation expenditures are broken down as follows:

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Balance at December 31, 2015	$6,289	$-	$343	$6,632
Assaying	797	-	43	840
Exploration drilling	1,864	-	-	1,864
Camp cost, equipment and field supplies	1,136	17	321	1,474
Geological consulting services	1,045	21	313	1,379
Geophysical analysis	668	-	12	680
Permitting, environmental and community costs	253	60	408	721
Expediting and mobilization	538	11	-	549
Salaries and wages	1,751	1	185	1,937
Fuel and consumables	1,626	-	3	1,629
Aircraft and travel	3,987	7	83	4,077
Share based compensation	786	25	160	971
Total for the year ended December 31, 2016	$14,451	$142	$1,528	$16,121
Currency translation adjustment	-	-	12	12
Balance at December 31, 2016	$20,740	$142	$1,883	$22,765
Assaying	1,297	357	182	1,836
Exploration drilling	4,936	1,822	178	6,936
Camp cost, equipment and field supplies	1,116	676	1,487	3,279
Geological consulting services	1,810	785	1,718	4,313
Geophysical analysis	366	86	210	662
Permitting, environmental and community costs	440	186	1,067	1,693
Expediting and mobilization	742	176	56	974
Salaries and wages	2,043	866	312	3,221
Fuel and consumables	1,858	231	24	2,113
Aircraft and travel	8,557	1,618	226	10,401
Share based compensation	343	149	275	767
Refundable tax credits	-	(24)	-	(24)
Total for the year ended December 31, 2017	$23,508	$6,928	$5,735	$36,171
Currency translation adjustment	-	-	(208)	(208)
Balance at December 31, 2017	$44,248	$7,070	$7,410	$58,728